EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated December 18, 2014, for Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3, and Class R6 shares, as applicable, of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund (formerly Neuberger Berman Emerging Markets Income Fund), Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, and Neuberger Berman Unconstrained Bond Fund, all series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on December 18, 2014 (Accession No. 0000898432-14-001370).